CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 150.3	₽ 8,656.0	₽ 6,783.0	₽ 9,679.0
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	16.8	968.0	(2,100.0)	2,076.0
Reclassification adjustment, net of tax of nil			(103.0)
Foreign currency translation adjustment, net of tax of nil	16.8	968.0	(2,203.0)	2,076.0
Total other comprehensive income/(loss)	16.8	968.0	(2,203.0)	2,076.0
Total comprehensive income	167.1	9,624.0	4,580.0	11,755.0
Total comprehensive loss attributable to noncontrolling interests	2.1	120.0	15.0
Total comprehensive income attributable to Yandex N.V.	$ 169.2	₽ 9,744.0	₽ 4,595.0	₽ 11,755.0